Summary of Significant Accounting Policies - Concentrations of Credit Risk and Major Customers (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue	$ 299,943	$ 503,512	$ 1,525,220	$ 1,676,625	$ 1,738,738
Customer Concentration Risk | Sales Revenue, Net | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage			12.70%	14.90%	19.10%
Revenue			$ 190,800	$ 246,400	$ 330,100
Customer Concentration Risk | Sales Revenue, Net | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage			12.70%	12.40%	12.00%
Revenue			$ 190,100	$ 205,700	$ 207,800
Customer Concentration Risk | Sales Revenue, Net | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage			11.90%	11.80%	10.80%
Revenue			$ 178,100	$ 195,300	$ 187,000
Europe, South America & Asia | Geographic Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage			98.30%
Europe, South America & Asia | Geographic Concentration Risk | Trade Receivables
Concentration Risk [Line Items]
Concentration risk, percentage			98.00%
Europe | Geographic Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage			38.00%
Asia | Geographic Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage			42.00%
South America | Geographic Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage			19.00%
United States | Geographic Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage			1.00%